Financial Instruments - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Measured at amortized cost:
Total financial assets	$ 1,254,925	$ 1,190,075
Financial assets measured at fair value through profit or loss (including current and noncurrent)
Measured at amortized cost:
Total financial assets	25,694	23,767
Financial assets at fair value through other comprehensive income
Measured at amortized cost:
Total financial assets	28,226	1,635
Financial assets at amortised cost
Measured at amortized cost:
Total financial assets	1,201,005	1,164,673
Financial assets at amortised cost | Cash and cash equivalents
Measured at amortized cost:
Total financial assets	218,148	191,749
Financial assets at amortised cost | Financial assets at amortized cost
Measured at amortized cost:
Total financial assets	4,286	12,511
Financial assets at amortised cost | Accounts receivable and other receivables (including related parties)
Measured at amortized cost:
Total financial assets	242,491	241,390
Financial assets at amortised cost | Restricted deposit (including current and noncurrent)
Measured at amortized cost:
Total financial assets	503,731	453,032
Financial assets at amortised cost | Refundable deposits (including current and noncurrent)
Measured at amortized cost:
Total financial assets	$ 232,349	$ 265,991